Share Capital (Antidilutive Securities) (Details) - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Earnings per share [line items]
Share price (cad per share)	$ 10.26	$ 10.01
Stock options
Earnings per share [line items]
Antidilutive securities	30	4,601